Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Receivables from third party payment platforms	[1]	¥ 1,846		¥ 618
Deductible value-added tax		550		188
Prepaid expenses	[2]	172		2,142
Others	[3]	80		426
Total		¥ 2,648	$ 384	¥ 3,374

[1]	Receivables from third party payment platforms consist of cash that had been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.
[2]	Prepaid expenses consist of prepaid sales and marketing expenses fees, rental fees, recruitment fee and other prepayments.
[3]	Others mainly consist of rental deposits and advance to staffs.